Debt and Lease Obligations (Details)	3 Months Ended	6 Months Ended		12 Months Ended						12 Months Ended			12 Months Ended							12 Months Ended								12 Months Ended		6 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended		3 Months Ended					3 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 15, 2012 USD ($)	Oct. 30, 2010	Oct. 30, 2009	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Loans Payable [Member]	Dec. 31, 2011 Old European Letter of Credit Facilities [Member] USD ($)	Dec. 31, 2011 Old European Letter of Credit Facilities [Member] EUR (€)	Dec. 31, 2010 Old European Letter of Credit Facilities [Member] USD ($)	Jun. 30, 2012 Old European Letter of Credit Facilities [Member] USD ($)	Jun. 30, 2012 Old European Letter of Credit Facilities [Member] EUR (€)	Dec. 31, 2010 Old European Letter of Credit Facilities [Member] EUR (€)	Nov. 09, 2009 Old European Letter of Credit Facilities [Member] EUR (€)	Dec. 31, 2011 New European Letter of Credit Facilities [Member] EUR (€)	Dec. 31, 2009 New European Letter of Credit Facilities [Member]	Jun. 30, 2012 New European Letter of Credit Facilities [Member] USD ($)	Jun. 30, 2012 New European Letter of Credit Facilities [Member] EUR (€)	Dec. 31, 2011 New European Letter of Credit Facilities [Member] USD ($)	Dec. 31, 2010 New European Letter of Credit Facilities [Member] USD ($)	Dec. 31, 2010 New European Letter of Credit Facilities [Member] EUR (€)	Oct. 30, 2009 New European Letter of Credit Facilities [Member] EUR (€)	Dec. 31, 2011 New European Letter of Credit Facilities [Member] Minimum [Member]	Dec. 31, 2011 New European Letter of Credit Facilities [Member] Maximum [Member]	Jun. 30, 2012 Bridge Loan [Member]	Jun. 15, 2012 Bridge Loan [Member] USD ($)	Dec. 31, 2011 Bridge Loan [Member]	Dec. 31, 2011 Term Loan [Member] USD ($)	Jun. 30, 2012 Term Loan [Member] USD ($)	Dec. 31, 2010 Term Loan [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] USD ($)	Jun. 30, 2012 Letter of Credit [Member] USD ($)	Dec. 31, 2011 Letter of Credit [Member] USD ($)	Dec. 31, 2010 Letter of Credit [Member] USD ($)	Dec. 31, 2011 Letter of Credit [Member] Minimum [Member]	Dec. 31, 2011 Letter of Credit [Member] Maximum [Member]	Jun. 30, 2012 LIBOR [Member] Bridge Loan [Member]	Jun. 30, 2012 LIBOR [Member] Case 1 [Member] Bridge Loan [Member]	Jun. 30, 2012 LIBOR [Member] Case 2 [Member] Bridge Loan [Member]	Jun. 30, 2012 LIBOR [Member] Case 3 [Member] Bridge Loan [Member]	Jun. 30, 2012 LIBOR [Member] Case 4 [Member] Bridge Loan [Member]	Jun. 30, 2012 Prime Rate [Member] Bridge Loan [Member]	Jun. 30, 2012 Federal Funds Rate [Member] Bridge Loan [Member]	Jun. 30, 2012 Eurodollar Rate [Member] Bridge Loan [Member]
Line of Credit Facility [Line Items]
Term loan Face amount																																	$ 500,000,000	$ 500,000,000
Credit facilities maximum borrowing capacity	500,000,000	500,000,000		500,000,000															110,000,000								125,000,000										300,000,000	300,000,000
Maturity period of credit facilities	1 year	1 year		1 year
Maximum aggregate amount of revolving credit facility to be increased		200,000,000		200,000,000
Deferred loan costs included in other assets, net				9,800,000
Credit facilities amount outstanding	50,000,000	50,000,000		0									15,800,000	12,200,000	44,500,000	7,300,000	5,800,000	33,300,000		81,000,000		94,200,000	74,400,000	105,000,000	74,500,000	55,700,000											155,400,000	147,400,000	133,900,000
Credit facilities current borrowing capacity	294,600,000	294,600,000		352,600,000	366,100,000
Minimum interest rate over and above LIBOR rate under condition one				1.75%
Maximum interest rate over and above LIBOR rate under condition one				2.50%
Interest rate over and above Federal Fund rate under condition two				0.50%
Interest rate over and above LIBOR rate to calculate daily rate under condition three				1.00%
Minimum applicable margin for debt to EBITDA under condition three				0.75%
Maximum applicable margin for debt to EBITDA under condition three				1.50%
Term Loan, interest rate												2.58%																		2.24%		0.00%	2.58%	2.46%	2.30%
Credit facility interest rate swaps	325,000,000	325,000,000		330,000,000	350,000,000
Commitment fee percentage										0.30%	0.50%																													2.00%	1.00%
Percentage of capital stock of foreign subsidiaries, credit facility guarantees				65.00%
Maximum permitted leverage ratio, debt to consolidated EBITDA				3.25
Minimum interest coverage, consolidated EBITDA to total interest expense				3.25
Repayment of credit facility	6,300,000	12,500,000	12,500,000	25,000,000	544,016,000	5,682,000									40,000,000																		600,000,000			400,000,000
Letter of Credit Facility fee for utilized capacity																												1.10%	1.35%
Letter of Credit Facility fee for unutilized capacity																				0.40%
Line of credit Facility, annual fee													0.875%	0.875%
Line of credit Facility, fronting fees													0.10%	0.10%
Credit facilities remaining borrowing capacity																				116,700,000		153,200,000	121,000,000
Line of credit facility utilized capacity																				81,000,000
Operating Leases, Rent Expense				52,800,000	46,900,000	49,000,000
Maturity period of unsecured letter of credit facility								364 days	364 days																		364 days
Credit facility interest rate description				Either (1) the London Interbank Offered Rate (“LIBOR”) plus 1.75% —2.50%, as applicable, depending on our consolidated leverage ratio, or, (2) the base rate which is based on the greater of the prime rate most recently announced by the administrative agent under our Credit Facilities or the Federal Funds rate plus 0.50%, or (3) a daily rate equal to the one month LIBOR plus 1.0% plus, as applicable, an applicable margin of 0.75% — 1.50% determined by reference to the ratio of our total debt to consolidated earnings before interest, taxes, depreciation and amortization (“EBITDA”).
Maturity period of surety and performance bonds bank guarantees and similar obligations in respect of new letter of credit facility is used		5 years																			5 years
Credit Facilities, scheduled repayments due in each of the next four quarters	56,300,000	56,300,000
Line of Credit Facility, Interest Rate at Period End	2.24%	2.24%		0.00%
Bridge Loan	250,000,000	250,000,000		0			250,000,000																								250,000,000
Maturity Period of Bridge Loan																															364 days
Debt Instrument, Description of Variable Rate Basis																																										LIBOR					Prime Rate	Federal Funds Rate	Eurodollar Rate
Debt Instrument, Basis Spread on Variable Rate																																											2.50%	2.25%	2.00%	1.75%		0.50%	1.00%
Debt Instrument, Interest Rate Increase																														50
Duration Fee 120 days after closing date																														0.125%
Duration Fee 180 days after closing date																														0.25%
Duration Fee 270 days after closing date																														0.50%
Credit Facilities Scheduled Repayments due in fourth quarter 2012	6,300,000	6,300,000
Credit Facilities, scheduled repayments due in first and second quarter of 2013	$ 12,500,000	$ 12,500,000